Guarantee liabilities - Activities of the Group's obligations associated with the deferred guarantee income (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Guarantee liabilities
Deferred guarantee income, beginning of year	¥ 164,724,512	$ 23,555,292	¥ 46,597,143
Fair value of deferred guarantee income at inception of new loans	981,672,870	140,377,353	332,919,374	¥ 72,160,875
Release of deferred guarantee income	(678,767,939)	(97,062,524)	(214,792,005)	(25,563,732)
Deferred guarantee income, end of year	¥ 467,629,443	$ 66,870,121	¥ 164,724,512	¥ 46,597,143